Change in working capital (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in working capital
(Increase)/decrease in receivables	kr (7,716)	kr (21,059)	kr (471)
(Increase)/decrease in Inventory	(14,404)	0	0
Increase/(decrease) in payables and other liabilities	119,938	17,061	13,256
Adjustment for non-cash investing activities	0	(7,932)	0
Cash outflow for investment in Beta Bionics	0	22,803	0
Change in working capital	kr 97,818	kr 10,873	kr 12,785